Commitment and Contingencies (Details) - Cowen and Company - USD ($)	May 11, 2023	Aug. 06, 2021
Litigation
Service fees sought		$ 1,350,000
Agreed settlement amount	$ 1,350,000
Litigation settlement, interest percent	9.00%
Litigation settlement, attorney fees payable	$ 675,000
Litigation settlement, attorney fees to be paid up front	275,000
Litigation settlement, attorney fees to be paid after six months	200,000
Litigation settlement, attorney fees to be paid after twelve months	$ 200,000